PROVISIONS, CONTINGENCIES AND COMMITMENTS - Commitments - Narrative (Details) $ in Millions			12 Months Ended
	Dec. 20, 2022	Mar. 16, 2020 USD ($)	Dec. 31, 2023 USD ($) tonne	Dec. 31, 2022 USD ($) tonne	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Commitments in relation to associates			$ 1,487	$ 1,661
Commitments in relation to joint ventures			838	988
Provision of guarantees or collateral to entity, third party transactions			155	181
Property, plant and equipment, pledged as security			59	98
Contractual commitments to sell			131	368
AM Liberia
Disclosure of transactions between related parties [line items]
Contractual capital commitments			507	$ 340
Concentrate sinter fines capacity (in tonnes) | tonne				15,000,000
ArcelorMittal Dofasco G.P.
Disclosure of transactions between related parties [line items]
Contractual capital commitments				$ 394
ArcelorMittal Brasil S.A.
Disclosure of transactions between related parties [line items]
Other commitments, expected costs to be in compliance			78	115
Fine for non-compliance with agreement, maximum			21	19
Other commitments, industrial capital expenditure			348	420
Serra Azul Mine, Brazil
Disclosure of transactions between related parties [line items]
Contractual capital commitments			$ 49	182
Expected Capacity Of DRI Pellet Feed (in tonnes) | tonne			4,500,000
5.146 billion term loan, due 2030
Disclosure of transactions between related parties [line items]
Guarantees (in percent)			60.00%
Notional amount		$ 5,100
Borrowings maturity, term		10 years
Asset-Based Revolving Credit Facility | Operating Subsidiaries | South Africa
Disclosure of transactions between related parties [line items]
Inventory pledged in asset-based revolving credit facility			$ 162
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and the revolving base finance facility			98
Associates
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			12	12
Commitments within sureties, guarantees, LOC, pledges, and other collateral			319	375
Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			4,992	4,383
Commitments within sureties, guarantees, LOC, pledges, and other collateral			313	598
Tameh
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures			334	424
Enerfos
Disclosure of transactions between related parties [line items]
Commitments in relation to joint ventures			413	442
Calvert | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			421	354
Al Jubail | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			208	178
Global Chartering
Disclosure of transactions between related parties [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral, related to lease obligations			480	341
AMNS India
Disclosure of transactions between related parties [line items]
Contractual capital commitments			7,400		$ 2,600
AMNS India | Joint ventures
Disclosure of transactions between related parties [line items]
Provision of guarantees or collateral by entity, related party transactions			3,490	3,088
Kryvyi Rih industrial gas
Disclosure of transactions between related parties [line items]
Commitments in relation to associates			$ 704	$ 691
The Fonds d'Urbanisation et d'Aménagement du Plateau de Kirchberg and the State of the Grand-Duchy of Luxembourg | ArcelorMittal
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%